Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Balance	$ 16,066	$ 5,217	$ 5,217
Acquisition of EMI Solutions		5,542	6,841
Acquisition of RaGE Systems		4,447	4,008
Balance	$ 16,066	$ 15,206	$ 16,066